Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions
25.	Related party transactions

The table below sets forth the related parties and their relationships with the Group as of December 31, 2017:

Name of related parties	Relationship with the Group

Chetuan E-Commerce Ltd. (“Chetuan”)	An investee of the Group
Shanghai Eclicks Network Co. Ltd. (“Eclicks”)	An investee of the Group
TTP CAR INC. (“TTP”)	An investee of the Group
Beijing Anxinbao Insurance Brokerage Co., Ltd. (“Anxinbao”)	An investee of the Group
Beijing Jingzhengu Information Technology Co., Ltd.(“Jingzhengu”)	An investee of the Group
Wuhan Kuanter Investment Co., Ltd (“Wuhan Kuantu”)	An investee of the Group
JD	Ordinary shareholder of the Group

As of December 31, 2015 and 2016, Xinchuang was a related party as an investee of the Group. In January 2017, the Group acquired additional equity interests of Xinchuang to obtain control of it and Xinchuang became a subsidiary of the Group as of December 31, 2017.

The Group entered into the following transactions for the years ended December 31, 2015, 2016 and 2017 with related parties:

	2015	2016	2017
	RMB	RMB	RMB

Services provided to related parties:
Automobile transaction services provided to Chetuan	168,343	79,632	9,830
Advertising services provided to Xinchuang	86,308	79,922	-
Advertising services provided to TTP	10,020	32,059	15,260
Other transaction services provided to Anxinbao	-	-	14,183
Others	2,079	2,966	27,741

	266,750	194,579	67,014

Services purchased from related parties:
Automobile transaction services purchased from Chetuan	-	86,632	-
Advertising services purchased from Xinchuang	9,982	16,024	-
Advertising services purchased from Eclicks	69,642	85,838	98,530
Marketing and promotion services purchased from JD	35,051	22,102	40,411
Used car valuation services purchased from Jingzhengu	-	3,366	14,400
Others	4,806	16,597	31,155

	119,481	230,559	184,496

The Group had the following balances as of December 31, 2016 and 2017 with related parties:

	2016	2017
	RMB	RMB

Due from Chetuan	341,796	153,214
Due from Xinchuang	24,162	-
Due from Anxinbao	-	9,593
Due from Wuhan Kuantu	-	5,281
Others	43,133	36,943

	409,091	205,031

Due to Eclicks	55,000	81,440
Due to Jingzhengu	-	3,170
Others	29,447	13,631

	84,447	98,241

The Group provided unsecured loans for a total of RMB20.0 million to Wuhan Kuantu, with an initial term of 12 months at an interest rate of 1.5% per annum. As at December 31, 2017, a provision of RMB15.0 million was recorded against the loan balance, based on the amount the Group expected to recover from Wuhan Kuantu.

Loans from JD:

	2016	2017
	RMB	RMB

Balance as of January 1	-	-
Loans received during year	-	2,036,020
Loans repayment made	-	(2,036,020)
Interest charged	-	22,244
Interest paid	-	(22,244)

Balance as of December 31	-	-

On March 3, 2017, JD subscribed to a total of RMB835.0 million in Yixin’s asset-backed securitization transactions with the applicable interest rate per annum of 6.20% and 8.94% in the two separate tranches of asset-backed debt securities, respectively. Yixin also agreed to repurchase the securities in three months at a price comprised of the cost of the investment and any accrued interests. The transaction is accounted for as a collateral loan from JD. On June 2, 2017, the loan was repaid in full by Yixin. On July 12, 2017, JD subscribed to a total of RMB201.0 million of asset-backed debt securities mentioned above. On November 14, 2017, the principal of the loan was repaid in full by Yixin. On December 27, 2017, Yixin settled all interests charged. On November 7, 2017, Yixin extended a short-term loan amounting to RMB1.00 billion from JD at an interest rate of 6.525% per annum. On December 4, 2017, the loan was repaid in full by Yixin.

The transactions with other related parties, and balance with other related parties are individually and aggregately insignificant.